Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Noncontrolling Interests - Narrative (Details)							12 Months Ended
	Jan. 09, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Aircraft $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Aug. 08, 2024 USD ($) $ / shares shares	May 10, 2024 shares	Mar. 04, 2024 USD ($) $ / shares shares
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)							25,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Net income (loss) attributable to noncontrolling interest | $				$ (92,000)			$ (7,037,000)	$ (8,983,000)	$ (8,891,000)
Exchange of ownership interest, number of aircrafts and related entities | Aircraft							11
Total ownership after exchange of ownership interest							1
Gain (loss) on exchange of ownership interest | $							$ 0
Common Class A
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)			200,000,000	200,000,000	200,000,000		200,000,000	200,000,000	200,000,000
Common stock, issued (in shares)			16,647,529	16,647,529			18,199,586	16,647,529
Common stock, outstanding (in shares)			16,647,529	16,647,529			18,199,586	16,647,529
Number of shares of common stock issued for each common unit redeemed (in shares)							1
Common Class B
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			100,000,000	100,000,000	100,000,000		100,000,000	100,000,000	100,000,000
Common stock, issued (in shares)			59,930,000	59,930,000			59,930,000	59,930,000
Common stock, outstanding (in shares)			59,930,000	59,930,000			59,930,000	59,930,000
Number of shares of common stock cancelled for each common unit redeemed (in shares)							1
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)							1,400
Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)			25,000	25,000			25,000	25,000
Preferred stock, shares issued (in shares)			25,000	25,000			25,000	25,000
Preferred stock, shares outstanding (in shares)			25,000	25,000			25,000	25,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Number of non-convertible redeemable preferred stock shares available (in shares)												25,000
Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)			25,510	25,510			25,510	25,510
Preferred stock, shares issued (in shares)			25,510	25,510			25,510	25,510
Preferred stock, shares outstanding (in shares)			25,510	25,510			25,510	25,510
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Previously Reported [Member]
Capital Unit [Line Items]
Total number of shares authorized (in shares)					325,000,000				325,000,000
Public Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					7,066,668				7,066,668		2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					4,333,333				4,333,333
Common Stock | Common Class A
Capital Unit [Line Items]
Common stock, outstanding (in shares)			16,647,529	16,647,529			18,199,586	16,647,529
Stock issued for services (in shares)	73,600				73,600
Common Stock | Common Class B
Capital Unit [Line Items]
Common stock, outstanding (in shares)			59,930,000	59,930,000			59,930,000	59,930,000
Common Stock | Underwriter | Common Class A
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $		$ 18,000			$ 800,000				$ 800,000
Common Stock | Underwriter | Public Stockholder | Common Class A
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)		75,000	75,000			75,000
Stock sold, consideration received | $						$ 818,000
Exercise price (in dollars per share) | $ / shares						$ 10.9
Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares issued (in shares)							50,510
Preferred stock, shares outstanding (in shares)							50,510
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)											4,333,333
Sale of Stock, Tranche One | Common Stock | Common Class A
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)											15,545,274
Sale of Stock, Tranche Two | Common Stock | Common Class A
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)											4,333,333
Sale of Stock, Tranche Three | Common Stock | Common Class A
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)											59,930,000
Private Placement | Common Class A
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares										$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)										5,000,000
Private Placement | Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.0001
Initial stated value | $												$ 1,000
Private Placement | Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.0001
Number of non-convertible redeemable preferred stock shares available (in shares)										25,510
Initial stated value | $										$ 1,000
Private Placement | Common Stock
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)										4,000,000